UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Future Fund
Class A [PMVAX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$55	1.02%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$373,317,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	82
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSA-1225

Putnam Sustainable Future Fund
Class C [PMPCX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$96	1.77%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$373,317,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	82
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSC-1225

Putnam Sustainable Future Fund
Class R [PMVRX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$69	1.27%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$373,317,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	82
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSR-1225

Putnam Sustainable Future Fund
Class R6 [PNOTX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.66%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$373,317,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	82
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSR6-1225

Putnam Sustainable Future Fund
Class Y [PMVYX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$42	0.77%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$373,317,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	82
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Sustainable Future
Fund
Financial Statements and Other Important Information
Semi-Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.13 $20.38 $15.96 $17.08 $26.82 $17.52
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.10) (0.08) (0.06) (0.15) (0.10)
Net realized and unrealized gains (losses) 2.82 0.35 4.50 (1.06) (5.87) 11.92
Total from investment operations ........ 2.78 0.25 4.42 (1.12) (6.02) 11.82
Less distributions from:
Net realized gains ................. — (2.50) — — (3.72) (2.52)
Net asset value, end of period .......... $20.91 $18.13 $20.38 $15.96 $17.08 $26.82
Total return
c
....................... 15.33% (0.66)% 27.69% (6.56)% (25.87)% 69.07%
Ratios to average net assets
d
Expenses
e
........................ 1.02% 1.02% 1.05% 1.06% 1.00% 1.02%
Net investment (loss) ................ (0.38)% (0.45)% (0.45)% (0.36)% (0.63)% (0.43)%
Supplemental data
Net assets, end of period (000’s) ........ $290,392 $271,593 $306,864 $267,881 $323,726 $481,902
Portfolio turnover rate ................ 34% 80% 43% 43% 50% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.28 $16.62 $13.12 $14.15 $23.02 $15.38
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.20) (0.18) (0.14) (0.29) (0.24)
Net realized and unrealized gains (losses) 2.22 0.36 3.68 (0.89) (4.86) 10.40
Total from investment operations ........ 2.13 0.16 3.50 (1.03) (5.15) 10.16
Less distributions from:
Net realized gains ................. — (2.50) — — (3.72) (2.52)
Net asset value, end of period .......... $16.41 $14.28 $16.62 $13.12 $14.15 $23.02
Total return
c
....................... 14.92% (1.39)% 26.68% (7.28)% (26.40)% 67.84%
Ratios to average net assets
d
Expenses
e
........................ 1.77% 1.77% 1.80% 1.81% 1.75% 1.77%
Net investment (loss) ................ (1.13)% (1.20)% (1.20)% (1.10)% (1.38)% (1.17)%
Supplemental data
Net assets, end of period (000’s) ........ $4,071 $4,359 $5,946 $6,232 $8,581 $14,396
Portfolio turnover rate ................ 34% 80% 43% 43% 50% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.94 $19.23 $15.10 $16.20 $25.69 $16.89
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.14) (0.12) (0.09) (0.21) (0.16)
Net realized and unrealized gains (losses) 2.64 0.35 4.25 (1.01) (5.56) 11.48
Total from investment operations ........ 2.58 0.21 4.13 (1.10) (5.77) 11.32
Less distributions from:
Net realized gains ................. — (2.50) — — (3.72) (2.52)
Net asset value, end of period .......... $19.52 $16.94 $19.23 $15.10 $16.20 $25.69
Total return
c
....................... 15.23% (0.92)% 27.35% (6.79)% (26.05)% 68.68%
Ratios to average net assets
d
Expenses
e
........................ 1.27% 1.27% 1.30% 1.31% 1.25% 1.27%
Net investment (loss) ................ (0.63)% (0.70)% (0.70)% (0.61)% (0.88)% (0.68)%
Supplemental data
Net assets, end of period (000’s) ........ $6,476 $6,211 $6,508 $6,511 $7,931 $11,470
Portfolio turnover rate ................ 34% 80% 43% 43% 50% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.73 $20.91 $16.32 $17.39 $27.15 $17.65
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
(0.02) (0.02) —
c
(0.07) (0.02)
Net realized and unrealized gains (losses) 2.91 0.34 4.61 (1.07) (5.97) 12.04
Total from investment operations ........ 2.91 0.32 4.59 (1.07) (6.04) 12.02
Less distributions from:
Net realized gains ................. — (2.50) — — (3.72) (2.52)
Net asset value, end of period .......... $21.64 $18.73 $20.91 $16.32 $17.39 $27.15
Total return
d
....................... 15.54% (0.30)% 28.13% (6.15)% (25.62)% 69.72%
Ratios to average net assets
e
Expenses
f
......................... 0.66% 0.66% 0.68% 0.68% 0.65% 0.66%
Net investment income (loss) .......... (0.02)% (0.10)% (0.09)% 0.02% (0.28)% (0.09)%
Supplemental data
Net assets, end of period (000’s) ........ $22,333 $20,072 $25,493 $21,136 $23,724 $30,380
Portfolio turnover rate ................ 34% 80% 43% 43% 50% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.54 $20.74 $16.21 $17.30 $27.05 $17.61
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.04) (0.04) (0.02) (0.10) (0.04)
Net realized and unrealized gains (losses) 2.88 0.34 4.57 (1.07) (5.93) 12.00
Total from investment operations ........ 2.87 0.30 4.53 (1.09) (6.03) 11.96
Less distributions from:
Net realized gains ................. — (2.50) — — (3.72) (2.52)
Net asset value, end of period .......... $21.41 $18.54 $20.74 $16.21 $17.30 $27.05
Total return
c
....................... 15.48% (0.40)% 27.95% (6.30)% (25.68)% 69.53%
Ratios to average net assets
d
Expenses
e
........................ 0.77% 0.77% 0.80% 0.81% 0.75% 0.77%
Net investment (loss) ................ (0.13)% (0.20)% (0.20)% (0.11)% (0.38)% (0.17)%
Supplemental data
Net assets, end of period (000’s) ........ $50,044 $46,615 $54,927 $52,393 $49,034 $83,115
Portfolio turnover rate ................ 34% 80% 43% 43% 50% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Future Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. .......................... United States 15,200 $ 2,340,648
Beverages 2.0%
Keurig Dr Pepper, Inc. ................................ United States 187,594 5,095,053
a
Vita Coco Co., Inc. (The) .............................. United States 57,800 2,380,204
7,475,257
Biotechnology 5.1%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 19,400 8,847,176
a
Argenx SE , ADR .................................... Netherlands 3,500 2,864,750
a
Ascendis Pharma A/S , ADR ........................... Denmark 18,700 3,769,920
Regeneron Pharmaceuticals, Inc. ....................... United States 5,000 3,259,000
18,740,846
Building Products 1.4%
Allegion plc ........................................ United States 17,500 2,900,975
Trane Technologies plc ............................... United States 4,900 2,198,385
5,099,360
Capital Markets 3.6%
a
Coinbase Global, Inc. , A .............................. United States 9,500 3,265,910
KKR & Co., Inc. ..................................... United States 39,300 4,650,369
TPG, Inc. , A ....................................... United States 100,300 5,520,512
13,436,791
Chemicals 1.3%
Novonesis Novozymes , B ............................. Denmark 79,877 4,773,418
Commercial Services & Supplies 2.0%
a
Casella Waste Systems, Inc. , A ......................... United States 37,600 3,330,232
Republic Services, Inc. , A ............................. United States 19,600 4,081,504
7,411,736
Construction & Engineering 3.5%
Badger Infrastructure Solutions Ltd. ...................... Canada 67,400 3,536,391
Quanta Services, Inc. ................................ United States 21,200 9,521,556
13,057,947
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 22,700 4,993,773
Consumer Staples Distribution & Retail 1.2%
a
Sprouts Farmers Market, Inc. .......................... United States 56,400 4,453,344
Diversified Consumer Services 2.3%
a
Bright Horizons Family Solutions, Inc. .................... United States 57,600 6,291,648
a
Duolingo, Inc. , A .................................... United States 8,800 2,381,632
8,673,280
Electric Utilities 3.4%
Constellation Energy Corp. ............................ United States 12,900 4,863,300
NextEra Energy, Inc. ................................. United States 22,200 1,807,080
NRG Energy, Inc. ................................... United States 34,200 5,877,612
12,547,992
Electrical Equipment 4.9%
GE Vernova, Inc. .................................... United States 7,800 4,564,092

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co. , A ................................ United States 71,500 $ 13,789,490
18,353,582
Electronic Equipment, Instruments & Components 1.4%
a
Trimble, Inc. ....................................... United States 65,900 5,255,525
Entertainment 1.6%
a
ROBLOX Corp. , A ................................... United States 53,200 6,049,904
Financial Services 3.2%
HA Sustainable Infrastructure Capital, Inc. ................. United States 122,400 3,391,704
Mastercard, Inc. , A .................................. United States 8,500 4,691,915
a
Toast, Inc. , A ....................................... United States 100,000 3,614,000
11,697,619
Ground Transportation 0.7%
Canadian Pacific Kansas City Ltd. ....................... Canada 38,000 2,734,100
Health Care Equipment & Supplies 6.5%
a
Dexcom, Inc. ....................................... United States 94,800 5,519,256
a
Edwards Lifesciences Corp. ........................... United States 49,700 4,097,765
a
IDEXX Laboratories, Inc. .............................. United States 11,100 6,987,561
a
Penumbra, Inc. ..................................... United States 18,800 4,274,556
ResMed, Inc. ...................................... United States 14,100 3,481,008
24,360,146
Health Care Technology 1.3%
a
Veeva Systems, Inc. , A ............................... United States 16,411 4,778,883
Hotels, Restaurants & Leisure 8.8%
a
Black Rock Coffee Bar, Inc. , A .......................... United States 216,900 5,565,654
a
Cava Group, Inc. .................................... United States 72,500 3,895,425
a
First Watch Restaurant Group, Inc. ...................... United States 274,118 4,520,206
Hilton Worldwide Holdings, Inc. ......................... United States 36,900 9,481,824
a
Life Time Group Holdings, Inc. ......................... United States 147,200 3,640,256
a
Viking Holdings Ltd. ................................. United States 99,600 6,060,660
33,164,025
Household Durables 1.4%
DR Horton, Inc. ..................................... United States 21,900 3,264,852
a
SharkNinja, Inc. .................................... United States 21,700 1,855,350
5,120,202
Independent Power and Renewable Electricity Producers 2.4%
Vistra Corp. ........................................ United States 48,300 9,094,890
Insurance 0.5%
Aon plc , A ......................................... United States 5,400 1,839,672
Interactive Media & Services 1.5%
a
Pinterest, Inc. , A .................................... United States 167,600 5,547,560
IT Services 0.8%
Accenture plc , A .................................... United States 12,300 3,076,230
Leisure Products 1.1%
Hasbro, Inc. ....................................... United States 54,600 4,166,526
Life Sciences Tools & Services 4.0%
a
ICON plc .......................................... United States 25,300 4,347,046

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Mettler-Toledo International, Inc. ........................ United States 3,400 $ 4,815,386
Thermo Fisher Scientific, Inc. .......................... United States 10,100 5,730,639
14,893,071
Machinery 3.3%
Federal Signal Corp. ................................. United States 46,000 5,429,380
Xylem, Inc. ........................................ United States 45,700 6,893,845
12,323,225
Media 0.6%
a
Trade Desk, Inc. (The) , A .............................. United States 47,000 2,363,160
Professional Services 2.8%
a
Planet Labs PBC ................................... United States 251,000 3,375,950
Verisk Analytics, Inc. , A ............................... United States 32,600 7,131,576
10,507,526
Real Estate Management & Development 0.9%
FirstService Corp. ................................... Canada 21,400 3,411,374
Semiconductors & Semiconductor Equipment 4.7%
ASML Holding NV , ADR .............................. Netherlands 6,200 6,567,226
Broadcom, Inc. ..................................... United States 19,000 7,022,970
Marvell Technology, Inc. .............................. United States 44,200 4,143,308
17,733,504
Software 11.9%
a
Cadence Design Systems, Inc. ......................... United States 10,600 3,590,114
a
Crowdstrike Holdings, Inc. , A ........................... United States 3,400 1,846,234
a
Datadog, Inc. , A .................................... United States 63,500 10,338,435
a
Gitlab, Inc. , A ...................................... United States 82,600 4,026,750
a
Guidewire Software, Inc. .............................. United States 19,200 4,485,888
a
HubSpot, Inc. ...................................... United States 15,600 7,673,952
Roper Technologies, Inc. .............................. United States 7,100 3,167,665
a
ServiceNow, Inc. .................................... United States 6,000 5,515,680
a
ServiceTitan, Inc. , A ................................. United States 35,235 3,324,775
43,969,493
Specialty Retail 2.5%
a
Aritzia, Inc. ........................................ Canada 63,900 4,463,501
a
Ulta Beauty, Inc. .................................... United States 9,400 4,886,872
9,350,373
Technology Hardware, Storage & Peripherals 1.5%
a
Pure Storage, Inc. , A ................................. United States 57,500 5,675,250
Textiles, Apparel & Luxury Goods 2.5%
a
Birkenstock Holding plc ............................... Germany 119,200 4,757,272
a
On Holding AG , A ................................... Switzerland 117,000 4,346,550
9,103,822
Total Common Stocks (Cost $ 292,677,073 ) ...................................
367,574,054

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
b
U.S. Treasury Bills ,
1.9%, 11/06/25 .................................... United States 500,000 $ 499,842
3.54%, 12/04/25 ................................... United States 400,000 398,667
898,509
Total U.S. Government and Agency Securities (Cost $ 898,202 ) ..................
898,509
Shares
Management Investment Companies 1.2%
c,d
Putnam Short Term Investment Fund , Class P , 4.371% ....... United States 4,635,903 4,635,903
Total Management Investment Companies (Cost $ 4,635,903 ) ...................
4,635,903
Total Short Term Investments (Cost $ 5,534,105 ) ...............................
5,534,412
a
Total Investments (Cost $ 298,211,178 ) 100.0% ................................
$373,108,466
Other Assets, less Liabilities 0.0%
†
..........................................
209,163
Net Assets 100.0% .........................................................
$373,317,629
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
See Note 3 ( g ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At October 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note  8  regarding other derivative information.
See A bbreviations on page 27 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 246,900 334,641 12/17/25 $ 10,271 $ —
British Pound ...... BZWS Sell 282,400 382,752 12/17/25 11,743 —
British Pound ...... CITI Sell 1,414,500 1,917,170 12/17/25 58,841 —
British Pound ...... GSCO Sell 916,100 1,241,650 12/17/25 38,104 —
British Pound ...... MSCO Buy 702,800 953,037 12/17/25 — (29,719)
British Pound ...... SSBT Sell 2,555,900 3,465,931 12/17/25 108,064 —
British Pound ...... TDOM Buy 1,295,400 1,752,914 12/17/25 — (51,055)
Danish Krone ...... BOFA Sell 7,878,000 1,245,807 12/17/25 26,301 —
Danish Krone ...... CITI Buy 6,634,300 1,047,954 12/17/25 — (20,970)
Danish Krone ...... CITI Sell 32,592,800 5,153,621 12/17/25 108,287 —
Danish Krone ...... HSBK Sell 9,512,800 1,496,589 12/17/25 24,017 —
Danish Krone ...... MSCO Sell 6,552,600 1,035,875 12/17/25 21,539 —
Danish Krone ...... SSBT Sell 7,824,900 1,237,061 12/17/25 25,775 —
Euro ............. BOFA Sell 1,526,800 1,800,570 12/17/25 36,322 —
Euro ............. BZWS Sell 1,936,000 2,283,119 12/17/25 46,031 —
Euro ............. CITI Sell 1,784,600 2,104,617 12/17/25 42,475 —
Euro ............. GSCO Sell 1,404,600 1,654,119 12/17/25 31,075 —
Euro ............. HSBK Sell 464,300 547,554 12/17/25 11,045 —
Euro ............. JPHQ Sell 2,104,900 2,466,449 12/17/25 34,194 —
Euro ............. MSCO Sell 913,100 1,076,593 12/17/25 21,488 —
Euro ............. SSBT Sell 2,488,500 2,934,585 12/17/25 59,072 —
Euro ............. TDOM Sell 1,194,700 1,408,647 12/17/25 28,147 —
Swiss Franc ....... BZWS Buy 816,900 1,036,348 12/17/25 — (15,980)
Swiss Franc ....... MSCO Sell 3,288,400 4,176,303 12/17/25 68,849 —
Swiss Franc ....... SSBT Sell 701,600 887,222 12/17/25 10,872 —
Swiss Franc ....... WPAC Sell 800,500 1,016,321 12/17/25 16,437 —
Canadian Dollar .... BOFA Sell 1,630,200 1,169,159 1/14/26 2,486 —
Canadian Dollar .... BZWS Sell 1,096,900 786,415 1/14/26 1,405 —
Canadian Dollar .... CITI Sell 4,807,300 3,444,520 1/14/26 4,251 (134)
Canadian Dollar .... GSCO Sell 162,100 116,018 1/14/26 9 —
Canadian Dollar .... HSBK Sell 4,167,500 2,989,470 1/14/26 6,947 —
Canadian Dollar .... MSCO Sell 1,001,700 716,852 1/14/26 — (27)
Canadian Dollar .... SSBT Buy 978,400 705,233 1/14/26 — (5,029)
Canadian Dollar .... SSBT Sell 2,880,000 2,070,884 1/14/26 9,777 —
Canadian Dollar .... TDOM Sell 1,364,700 976,767 1/14/26 103 —
Canadian Dollar .... UBSW Buy 4,031,500 2,888,330 1/14/26 963 (4,101)
Canadian Dollar .... UBSW Sell 3,760,100 2,696,605 1/14/26 5,644 —
Canadian Dollar .... WPAC Sell 3,853,400 2,758,359 1/14/26 626 —
Total Forward Exchange Contracts ................................................... $871,160 $(127,015)
Net unrealized appreciation (depreciation) ............................................ $744,145
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Future Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $293,575,275
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 4,635,903
Value - Unaffiliated issuers .................................................................. $368,472,563
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 4,635,903
Cash .................................................................................... 270,000
Receivables:
Capital shares sold ........................................................................ 120,949
Dividends ............................................................................... 138,219
Unrealized appreciation on OTC forward exchange contracts .......................................... 871,160
Prepaid expenses .......................................................................... 81,561
Total assets .......................................................................... 374,590,355
Liabilities:
Payables:
Capital shares redeemed ................................................................... 330,610
Management fees ......................................................................... 170,863
Administrative fees ........................................................................ 1,737
Distribution fees .......................................................................... 69,532
Transfer agent fees ........................................................................ 147,228
Trustees' fees and expenses ................................................................. 86,415
Deposits from brokers for:
OTC derivative contracts .................................................................. 270,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 127,015
Accrued expenses and other liabilities ........................................................... 69,326
Total liabilities ......................................................................... 1,272,726
Net assets, at value ................................................................. $373,317,629
Net assets consist of:
Paid-in capital ............................................................................. $255,325,875
Total distributable earnings (losses) ............................................................. 117,991,754
Net assets, at value ................................................................. $373,317,629

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Future Fund
Class A:
Net assets, at value ....................................................................... $290,392,357
Shares outstanding ........................................................................ 13,884,763
Net asset value per share
a ,b
.................................................................. $20.91
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $22.19
Class C:
Net assets, at value ....................................................................... $4,071,271
Shares outstanding ........................................................................ 248,052
Net asset value and maximum offering price per share
a ,b
............................................ $16.41
Class R:
Net assets, at value ....................................................................... $6,476,358
Shares outstanding ........................................................................ 331,863
Net asset value and maximum offering price per share
b
............................................. $19.52
Class R6:
Net assets, at value ....................................................................... $22,333,485
Shares outstanding ........................................................................ 1,032,085
Net asset value and maximum offering price per share
b
............................................. $21.64
Class Y:
Net assets, at value ....................................................................... $50,044,158
Shares outstanding ........................................................................ 2,337,310
Net asset value and maximum offering price per share
b
............................................. $21.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Future Fund
Investment income:
Dividends: (net of foreign taxes of $12,341)
Unaffiliated issuers ........................................................................ $1,072,262
Non-controlled affiliates (Note 3 g ) ............................................................. 115,377
Interest:
Unaffiliated issuers ........................................................................ 31,009
Total investment income ................................................................... 1,218,648
Expenses:
Management fees (Note 3 a ) ................................................................... 1,011,207
Administrative fees (Note 3 b ) .................................................................. 3,226
Distribution fees: (Note 3c )
    Class A ................................................................................ 370,771
    Class C ................................................................................ 22,381
    Class R ................................................................................ 17,022
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 243,631
    Class C ................................................................................ 3,704
    Class R ................................................................................ 5,595
    Class R6 ............................................................................... 5,587
    Class Y ................................................................................ 41,676
Custodian fees ............................................................................. 4,423
Reports to shareholders fees .................................................................. 26,363
Registration and filing fees .................................................................... 48,882
Professional fees ........................................................................... 46,635
Trustees' fees and expenses (Note 3f) ........................................................... 8,897
Other .................................................................................... 6,729
Total expenses ......................................................................... 1,866,729
Expense reductions (Note 4 ) ............................................................... (2,100)
Net expenses ......................................................................... 1,864,629
Net investment income (loss) ............................................................ (645,981)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 29,124,959
Foreign currency transactions ................................................................ 479
Forward exchange contracts ................................................................. (1,776,631)
Net realized gain (loss) .................................................................. 27,348,807
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 24,034,835
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,723
Forward exchange contracts ................................................................. 2,162,790
Net change in unrealized appreciation (depreciation) ............................................ 26,199,348
Net realized and unrealized gain (loss) ............................................................ 53,548,155
Net increase (decrease) in net assets resulting from operations .......................................... $52,902,174

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Sustainable Future Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(645,981) $(1,678,680)
Net realized gain (loss) ................................................. 27,348,807 64,999,403
Net change in unrealized appreciation (depreciation) ........................... 26,199,348 (61,751,414)
Net increase (decrease) in net assets resulting from operations ................ 52,902,174 1,569,309
Distributions to shareholders:
Class A ............................................................. — (35,479,719)
Class C ............................................................. — (746,535)
Class R ............................................................. — (840,714)
Class R6 ............................................................ — (3,311,357)
Class Y ............................................................. — (6,328,912)
Total distributions to shareholders .......................................... — (46,707,237)
Capital share transactions: (Note 2 )
Class A ............................................................. (22,343,146) (456,468)
Class B ............................................................. — (34,849)
Class C ............................................................. (916,835) (876,342)
Class R ............................................................. (669,000) 577,713
Class R6 ............................................................ (833,015) (2,906,765)
Class Y ............................................................. (3,673,132) (2,086,590)
Total capital share transactions ............................................ (28,435,128) (5,783,301)
Net increase (decrease) in net assets ................................... 24,467,046 (50,921,229)
Net assets:
Beginning of period ..................................................... 348,850,583 399,771,812
End of period .......................................................... $373,317,629 $348,850,583

Putnam Investment Funds
Notes to Financial Statements (unaudited)
Putnam Sustainable Future Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds. The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Sustainable
Future Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Future Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Future Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At October 31, 2025, the Fund had OTC
derivatives in a net liability position of $22,805.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Future Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 151,619 $3,070,854 408,910 $8,592,129
Shares issued in reinvestment of distributions .......... — — 1,618,984 34,711,021
Shares redeemed ............................... (1,246,137) (25,414,000) (2,105,843) (43,759,618)
Net increase (decrease) .......................... (1,094,518) $(22,343,146) (77,949) $(456,468)
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class B Shares:
*
Shares redeemed ............................... — $— (2,021) $(34,849)
Net increase (decrease) .......................... — $— (2,021) $(34,849)
Class C Shares:
Shares sold ................................... 9,361 $149,606 39,845 $680,740
Shares issued in reinvestment of distributions .......... — — 44,026 745,806
Shares redeemed
a
.............................. (66,537) (1,066,441) (136,324) (2,302,888)
Net increase (decrease) .......................... (57,176) $(916,835) (52,453) $(876,342)
Class R Shares:
Shares sold ................................... 19,895 $373,299 41,232 $815,759
Shares issued in reinvestment of distributions .......... — — 41,754 837,167
Shares redeemed ............................... (54,719) (1,042,299) (54,814) (1,075,213)
Net increase (decrease) .......................... (34,824) $(669,000) 28,172 $577,713
Class R6 Shares:
Shares sold ................................... 126,867 $2,672,903 446,686 $9,694,154
Shares issued in reinvestment of distributions .......... — — 149,700 3,311,357
Shares redeemed ............................... (166,698) (3,505,918) (743,850) (15,912,276)
Net increase (decrease) .......................... (39,831) $(833,015) (147,464) $(2,906,765)
Class Y Shares:
Shares sold ................................... 135,841 $2,805,145 587,161 $12,636,409
Shares issued in reinvestment of distributions .......... — — 286,159 6,266,872
Shares redeemed ............................... (313,068) (6,478,277) (1,007,215) (20,989,871)
Net increase (decrease) .......................... (177,227) $(3,673,132) (133,895) $(2,086,590)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended October 31, 2025, the annualized gross effective investment management fee rate was 0.531% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by
Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,165
CDSC retained .............................................................................. $231
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Sustainable Future Fund
(continued)
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through August 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent fees. During the period ended October 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2025, the Fund deferred late-year ordinary losses of $841,326.
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and net operating losses.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $5,573,598 $41,824,622 $(42,762,317) $— $— $4,635,903 4,635,903 $115,377
Total Affiliated Securities ... $5,573,598 $41,824,622 $(42,762,317) $— $— $4,635,903 $115,377
Cost of investments .......................................................................... $300,949,143
Unrealized appreciation ........................................................................ $91,136,817
Unrealized depreciation ........................................................................ (18,233,349)
Net unrealized appreciation (depreciation) .......................................................... $72,903,468
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2025, aggregated
$125,495,233 and $153,787,325, respectively.
7. Concentration of Risk
Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the Fund invests, the Fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.
8. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2025, the average month end contract value of forward exchange contracts was
$52,681,845.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 27 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Sustainable Future Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 871,160 Unrealized depreciation on OTC
forward exchange contracts
$ 127,015
Total .................... $871,160 $127,015
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Sustainable Future Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(1,776,631) Forward exchange contracts $2,162,790
Total ....................... $(1,776,631) $2,162,790

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Sustainable Future Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 2,340,648 $ — $ — $ 2,340,648
Beverages ........................... 7,475,257 — — 7,475,257
Biotechnology ......................... 18,740,846 — — 18,740,846
Building Products ...................... 5,099,360 — — 5,099,360
Capital Markets ........................ 13,436,791 — — 13,436,791
Chemicals ........................... — 4,773,418 — 4,773,418
Commercial Services & Supplies ........... 7,411,736 — — 7,411,736
Construction & Engineering ............... 13,057,947 — — 13,057,947
Consumer Finance ..................... 4,993,773 — — 4,993,773
Consumer Staples Distribution & Retail ...... 4,453,344 — — 4,453,344
Diversified Consumer Services ............ 8,673,280 — — 8,673,280
Electric Utilities ........................ 12,547,992 — — 12,547,992
Electrical Equipment .................... 18,353,582 — — 18,353,582
Electronic Equipment, Instruments &
Components ........................ 5,255,525 — — 5,255,525
Entertainment ......................... 6,049,904 — — 6,049,904
Financial Services ...................... 11,697,619 — — 11,697,619
Ground Transportation .................. 2,734,100 — — 2,734,100

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Equipment & Supplies ......... $ 24,360,146 $ — $ — $ 24,360,146
Health Care Technology ................. 4,778,883 — — 4,778,883
Hotels, Restaurants & Leisure ............. 33,164,025 — — 33,164,025
Household Durables .................... 5,120,202 — — 5,120,202
Independent Power and Renewable Electricity
Producers .......................... 9,094,890 — — 9,094,890
Insurance ............................ 1,839,672 — — 1,839,672
Interactive Media & Services .............. 5,547,560 — — 5,547,560
IT Services ........................... 3,076,230 — — 3,076,230
Leisure Products ....................... 4,166,526 — — 4,166,526
Life Sciences Tools & Services ............ 14,893,071 — — 14,893,071
Machinery ............................ 12,323,225 — — 12,323,225
Media ............................... 2,363,160 — — 2,363,160
Professional Services ................... 10,507,526 — — 10,507,526
Real Estate Management & Development .... 3,411,374 — — 3,411,374
Semiconductors & Semiconductor Equipment . 17,733,504 — — 17,733,504
Software ............................. 43,969,493 — — 43,969,493
Specialty Retail ........................ 9,350,373 — — 9,350,373
Technology Hardware, Storage & Peripherals . 5,675,250 — — 5,675,250
Textiles, Apparel & Luxury Goods .......... 9,103,822 — — 9,103,822
Short Term Investments ................... 4,635,903 898,509 — 5,534,412
Total Investments in Securities ........... $367,436,539 $5,671,927
a
$— $373,108,466
Other Financial Instruments:
Forward Exchange Contracts ............... $— $871,160 $— $871,160
Total Other Financial Instruments ......... $— $871,160 $— $871,160
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 127,015 — 127,015
Total Other Financial Instruments ......... $— $127,015 $— $127,015
a
Includes foreign securities valued at $4,773,418, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Sustainable Future Fund
(continued)
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt

Putnam Investment Funds

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Putnam Sustainable Future Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Investment Funds

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least September 1, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For

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each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. Your fund’s return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and five-year periods ended December 31,
2024, and was negative and trailed the return of its benchmark over the three-year period ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year and three-year periods ended December 31, 2024. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. Across both periods, stock selection accounted for most of the underperformance, whereas sector allocation was a smaller detractor.
2. Over the one-year period, overweight positioning to health care, consumer staples, and materials were the largest detractors within sector allocation. This was partially offset by a positive contribution from the overweight positioning to utilities.
3. Over the three-year period, excluding health care, which was the primary sector detractor, sector allocation was a positive contributor to relative performance due to the overweight positioning to utilities and information technology.
4. Over both periods, from an individual stock perspective, an underweight position in mobile app marketing company
AppLovin Corporation and not owning data software company Palantir Technologies were the largest single detractors.
Semiconductor related company Nvidia and natural and organic food supermarket chain Sprouts Farmers Market were the strongest contributors.
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 and 2025 to strengthen its investment teams providing services to the funds. The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that cooperative efforts between the Trustees and the Advisor represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that the Advisor has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate

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measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38986-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025